Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables
	December 31,
	2020	2019
Accrued interest	-	307
Accrued audit fees	63	56
Other accruals	1,953	1,435
Insurance deductibles	96	132
Other payables	47	41
Total	2,159	1,971